Shareholders' Equity (Details) - Schedule of fair value of employee options under the 2021 LTIP using a lattice option pricing model - 2021 LTIP [Member]	12 Months Ended
Dec. 31, 2021 $ / shares
Shareholders' Equity (Details) - Schedule of fair value of employee options under the 2021 LTIP using a lattice option pricing model [Line Items]
Grant date fair value per option (in Dollars per share)
Valuation assumptions:
Expected volatility
Expected dividend yield
Risk-free interest rate
Minimum [Member]
Shareholders' Equity (Details) - Schedule of fair value of employee options under the 2021 LTIP using a lattice option pricing model [Line Items]
Grant date fair value per option (in Dollars per share)	$ 3.26
Valuation assumptions:
Expected volatility	49.70%
Expected dividend yield	0.00%
Risk-free interest rate	0.78%
Maximum [Member]
Shareholders' Equity (Details) - Schedule of fair value of employee options under the 2021 LTIP using a lattice option pricing model [Line Items]
Grant date fair value per option (in Dollars per share)	$ 3.41
Valuation assumptions:
Expected volatility	50.80%
Expected dividend yield	0.00%
Risk-free interest rate	0.82%